EARNINGS PER SHARE - Computation of Earnings Per Share (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Net income attributable to Wabtec shareholders	$ 87,739	$ 48,948	$ 67,399	$ 72,025	$ 73,889	$ 46,328	$ 82,428	$ 90,485	$ 94,163	$ 260,521	$ 213,313	$ 262,261	$ 304,887	$ 398,628
Less: dividends declared - common shares and non-vested restricted stock	(11,586)		(11,518)							(34,682)	(30,693)	(42,218)	(32,430)	(26,963)
Undistributed earnings	$ 76,153		$ 55,881							$ 225,839	$ 182,620	$ 220,043	$ 272,457	$ 371,665
Percentage allocated to common shareholders (as a percent)	99.70%		99.70%							99.70%	99.40%	99.70%	99.70%	99.70%
Undistributed earnings allocated to common shareholders	$ 75,925		$ 55,713							$ 225,161	$ 181,524	$ 219,383	$ 271,640	$ 370,550
Add: dividends declared - common shares	11,552		11,485							34,579	30,508	42,092	32,333	26,875
Numerator for basic and diluted earnings per common share	$ 87,477		$ 67,198							$ 259,740	$ 212,032	$ 261,475	$ 303,973	$ 397,425
Denominator
Denominator for basic earnings per common share - weighted average shares (in shares)	96,208		95,709							95,935	95,163	95,453	90,359	96,074
Assumed conversion of dilutive stock-based compensation plans (in shares)	429		607							501	645	672	782	932
Denominator for diluted earnings per common shares - adjusted weighted average shares and assumed conversion (in shares)	96,637		96,316							96,436	95,808	96,125	91,141	97,006
Net income per common share attributable to Wabtec shareholders
Net income attributable to Wabtec shareholders, basic (in dollars per share)	$ 0.91	$ 0.51	$ 0.70	$ 0.75	$ 0.77	$ 0.42	$ 0.92	$ 1.00	$ 1.03	$ 2.71	$ 2.23	$ 2.74	$ 3.37	$ 4.14
Net income attributable to Wabtec shareholders (in dollars per share)	$ 0.91	$ 0.51	$ 0.70	$ 0.75	$ 0.77	$ 0.42	$ 0.91	$ 1.00	$ 1.02	$ 2.70	$ 2.22	$ 2.72	$ 3.34	$ 4.10
Basic weighted average common shares outstanding and non rested restricted stock expected to vest (in shares)	96,495		95,983							96,221	95,740	95,740	90,627	96,388